Short and long-term documents: (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Long-term debt:
Principal amortization	$ (222,568)		$ (220,961)		$ (253,925)
Long	9,891,961		6,598,397
Fair value	4,836,530		6,324,474
Senior secured notes due on March 22, 2035
Long-term debt:
Original debt	10,549,929		7,207,061			$ 600,000	$ 400,000
Credit line	10,549,929		7,207,061			600,000	$ 400,000
Interest	(58,185)	$ (2,988)	(34,031)	$ (11,102)
Principal amortization	(222,568)		(220,961)
Short	377,215		353,672
Long	9,891,961		6,598,397
Fair value	9,188,411		$ 7,619,720
Bond One
Long-term debt:
Original debt	6,602,407					400,000
Credit line	6,602,407					400,000
Interest	(58,185)	(255)
Principal amortization	(222,568)
Short	323,993
Long	5,997,661
Fair value	6,039,845
Bond Two
Long-term debt:
Original debt	3,947,522					200,000
Credit line	3,947,522					$ 200,000
Interest		$ (2,733)
Short	53,222
Long	3,894,300
Fair value	$ 3,148,566